GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Blue Chip Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Flexible Cap Fund

Goldman Sachs Strategic Growth Fund

(each a “Fund”)

Supplement dated January 9, 2018 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (the “SAI”),

each dated December 29, 2017

Effective immediately, Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) will centralize its Fundamental Equity U.S. Value and Fundamental Equity U.S. Growth Teams into a single Fundamental Equity U.S. Equity Team. The Investment Adviser believes that these changes will benefit the Funds by providing a more holistic investment perspective and the ability to leverage investment ideas across the U.S. Fundamental Equity platform.

In addition, effective immediately, (i) John Arege will no longer serve as a portfolio manager for Goldman Sachs Blue Chip Fund and (ii) Timothy M. Leahy will no longer serve as a portfolio manager for Goldman Sachs Capital Growth, Goldman Sachs Concentrated Growth and Goldman Sachs Strategic Growth Funds.

Sean Gallagher will join Steven M. Barry as Co-Chief Investment Officer of the Fundamental Equity U.S. Equity Team. Mr. Gallagher will serve as a portfolio manager for Goldman Sachs Blue Chip and Goldman Sachs Capital Growth Funds. Mr. Barry will continue to serve as a portfolio manager for each Fund and Stephen E. Becker will continue to serve as a portfolio manager for Goldman Sachs Blue Chip, Goldman Sachs Capital Growth, Goldman Sachs Concentrated Growth and Goldman Sachs Strategic Growth Funds.

There are no changes to the portfolio managers for Goldman Sachs Flexible Cap Fund.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to the “Value Team”, “Growth Team” or “Growth Investment Team” are replaced with “Fundamental Equity U.S. Equity Team.”

All references to Messrs. Arege and Leahy in the Prospectus, Summary Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Blue Chip Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2010; Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2009; and Sean Gallagher, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2018.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Capital Growth Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2000; Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013; and Sean Gallagher, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2018.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Concentrated Growth Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2002; and Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Flexible Cap Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2008; and Silverio Foresi, Managing Director has managed the Fund since 2017.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Strategic Growth Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2000; and Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013.

The following replaces in its entirety the “GSAM’s Fundamental U.S. Equity Investment Philosophy”, “GSAM’s Value Investment Philosophy” and “GSAM’s Growth Investment Philosophy” subsections under the “Investment Management Approach—Principal Investment Strategies” section of the Prospectus:

GSAM’s Fundamental U.S. Equity Investment Approach:

GSAM believes that strong fundamental, bottom-up research combined with a disciplined investment process is essential for generating superior performance over the long-term.

The team’s investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team.

The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

GSAM’s Value Investment Philosophy:

1.  Businesses represent compelling value when:

⬛	Market uncertainty exists.
⬛	Their economic value is not recognized by the market.

2.  By quality, we mean companies that have:

⬛	Sustainable operating or competitive advantage.
⬛	Excellent stewardship of capital.
⬛	Capability to earn above their cost of capital.
⬛	Strong or improving balance sheets and cash flow.

3.  Through intensive, firsthand fundamental research our portfolio managers seek to purchase quality businesses selling at compelling valuations.

GSAM’s Growth Investment Philosophy:

1.  Invest as if buying the company/business, not simply trading its stock:

⬛	Understand the business, management, products and competition.
⬛	Perform intensive, hands-on fundamental research.
⬛	Seek businesses with strategic competitive advantages.
⬛	Over the long-term, expect each company’s stock price ultimately to track the growth in the value of the business.

2.  Buy high-quality growth businesses that possess strong business franchises, favorable long-term prospects and excellent management.

3.  Purchase superior long-term growth companies at attractive valuations, giving the investor the potential to fully capture returns from above-average growth rates.

The “Buy Strategy”, “Valuation” and “Sell Discipline” subsections under the “Investment Management Approach—Principal Investment Strategies” section of the Prospectus are deleted in their entirety.

In the “Service Providers—Fund Managers” section of the Prospectus, (i) Mr. Barry’s title is changed to “Managing Director, Co-Chief Investment Officer, Fundamental Equity U.S. Equity”; (ii) Mr. Becker’s Five Year Employment History is changed to “Mr. Becker joined the Investment Adviser in 1999. He is a portfolio manager for the Fundamental Equity U.S. Equity Team”; and (iii) the following row is added to the table in the “Growth Investment Team” subsection:

Sean Gallagher Managing Director Co-Chief Investment Officer, Fundamental Equity U.S. Equity	Portfolio Manager— Blue Chip Capital Growth	Since 2018 2018	Mr. Gallagher joined the Investment Adviser as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

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